Property plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property plant and equipment, net
Schedule of property plant and equipment, net

	Machinery,		Office
	equipment	Computers	furniture
	and	and	and	Leasehold
	vehicles	peripherals	equipment	improvements	Buildings	Total
Cost
As of January 1, 2023	11,809	3,945	1,591	6,130	6,060	29,535
Additions	7,179	984	241	3,509	110	12,023
Disposals	(393)	(13)	(23)	(204)	—	(633)
Effect of changes in exchange rates	454	111	44	16	611	1,236
As of December 31, 2023	19,049	5,027	1,853	9,451	6,781	42,161
Additions	2,270	196	76	246	—	2,788
Disposals	(3,865)	(65)	(39)	(1,064)	—	(5,033)
Effect of changes in exchange rates	(561)	(62)	(59)	(38)	(484)	(1,204)
As of December 31, 2024	16,893	5,096	1,831	8,595	6,297	38,712

Depreciation accrued
As of January 1, 2023	11,809	3,945	1,591	6,130	217	23,692
Additions	921	169	70	581	231	1,972
Disposals	(253)	(8)	(7)	(111)	—	(379)
Effect of changes in exchange rates	(14)	81	43	11	39	160
As of December 31, 2023	12,463	4,187	1,697	6,611	487	25,445
Additions	1,137	338	93	757	237	2,562
Disposals	(2,978)	(65)	(38)	(1,065)	—	(4,146)
Impairment loss	1,283	—	—	—	—	1,283
Effect of changes in exchange rates	(352)	(92)	(76)	(8)	(47)	(575)
As of December 31, 2024	11,553	4,368	1,676	6,295	677	24,569

Carrying amount
As of December 31, 2023	6,586	840	156	2,840	6,294	16,716
As of December 31, 2024	5,340	728	155	2,300	5,620	14,143